Retirement Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Retirement Plan [Abstract]
Contributed and expensed	$ 34,259	$ 41,389	$ 61,762	$ 81,653	$ 148,207	$ 124,166